Securities - Summary of Unrealized Gains and Losses on Securities at Fair Value through Other Comprehensive Income (Detail) - CAD ($) $ in Millions	Jul. 31, 2020	Oct. 31, 2019
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 95,388	$ 57,367
Gross unrealized gains	923	532
Gross unrealized losses	(707)	(213)
Fair value	95,604	57,686
Canadian government debt - issued or guaranteed, Federal [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	1,501	655
Gross unrealized gains	5	3
Gross unrealized losses		(1)
Fair value	1,506	657
Canadian government debt - issued or guaranteed, Provincial and municipal [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	4,971	2,878
Gross unrealized gains	178	43
Gross unrealized losses		(23)
Fair value	5,149	2,898
U.S. state, municipal and agencies debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	43,918	20,787
Gross unrealized gains	376	215
Gross unrealized losses	(433)	(126)
Fair value	43,861	20,876
Other OECD government debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	9,323	4,254
Gross unrealized gains	10	2
Gross unrealized losses	(5)	(5)
Fair value	9,328	4,251
Mortgage-backed securities [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	2,567	2,709
Gross unrealized gains	9	1
Gross unrealized losses	(76)	(8)
Fair value	2,500	2,702
Asset-backed securities, CDO [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	7,607	7,334
Gross unrealized gains	8	1
Gross unrealized losses	(160)	(35)
Fair value	7,455	7,300
Asset-backed securities, Non CDO [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	888	847
Gross unrealized gains		4
Gross unrealized losses	(19)	(2)
Fair value	869	849
Corporate debt and other debt [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	24,361	17,655
Gross unrealized gains	81	45
Gross unrealized losses	(10)	(10)
Fair value	24,432	17,690
Equities [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	252	248
Gross unrealized gains	256	218
Gross unrealized losses	(4)	(3)
Fair value	$ 504	$ 463